BORROWINGS (Details 4) (USD $)	12 Months Ended						12 Months Ended		0 Months Ended							0 Months Ended						12 Months Ended	0 Months Ended			0 Months Ended		12 Months Ended				0 Months Ended				0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended			0 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended				12 Months Ended			0 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Credit facility	Dec. 31, 2013 Credit facility Repayment due in 2014	Dec. 31, 2013 Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2013 CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd Local Chinese commercial banks Loan agreement for construction of solar power project Credit facility	May 20, 2013 CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd Local Chinese commercial banks Loan agreement for construction of solar power project Credit facility
May 20, 2013
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2014

May 20, 2013
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2015

May 20, 2013
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2016

May 20, 2013
CSI Solar Manufacture Inc. and Tumushuke CSI New Energy Development Co., Ltd
Local Chinese commercial banks
Loan agreement for construction of solar power project
Credit facility
Repayment due in 2017 and thereafter
													Dec. 31, 2013 Tumushuke CSI New Energy Development Co., Ltd.	Dec. 31, 2013 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2011	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2012	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2013	Jun. 25, 2009 CSI Solar Power Inc. Local Chinese commercial banks Loan agreements for the construction of solar module production lines Credit facility Repayment due in 2014	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility item	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Credit facility Repayment due in 2014	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity First tranche	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Second tranche	May 31, 2010 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement for the expansion of solar cell production capacity Second tranche	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility item	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2014	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2015	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2016	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Credit facility Repayment due in 2017	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 First tranche	Dec. 31, 2013 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Second tranche	Oct. 29, 2011 CSI Cells Co., Ltd. Local Chinese commercial banks Loan agreement entered on October 29, 2011 Second tranche	Oct. 28, 2013 CSI Cells Co., Ltd. State-owned trust company Loan agreement for research of Solar Photovoltaic Technology Credit facility	Oct. 28, 2013 CSI Cells Co., Ltd. State-owned trust company Loan agreement for research of Solar Photovoltaic Technology Credit facility Repayment due in 2016	Jun. 26, 2012 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility Repayment due in 2014	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on June 26, 2012 Credit facility Repayment due in 2015	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility item	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility Repayment due in 2014	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility Repayment due in 2015	Dec. 31, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Credit facility Repayment due in 2016	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 First tranche	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 First tranche Repayment in each month	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Second tranche	Feb. 28, 2013 Canadian Solar Japan K.K. Japanese bank Loan agreement for working capital entered on February 28, 2013 Second tranche Repayment in each month	Dec. 31, 2012 Parent Company	Dec. 31, 2011 Parent Company	Aug. 13, 2013 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2013 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Aug. 13, 2012 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility	Dec. 31, 2013 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2014	Dec. 31, 2013 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2015	Dec. 31, 2013 Parent Company Local Chinese commercial banks Loan agreement for the acquisition of the project 16 Credit facility Repayment due in 2016	Dec. 31, 2013 CSI Solar Project 5 Inc.	Dec. 31, 2013 CSI Solar Project 5 Inc. Deutsche Bank AG Loan agreement for construction of solar power projects Credit facility	Nov. 29, 2012 CSI Solar Project 5 Inc. Deutsche Bank AG Loan agreement for construction of solar power projects Credit facility	Dec. 31, 2013 CSI Solar Project 5 Inc. Deutsche Bank AG Loan agreement for construction of solar power projects Credit facility Repayment due in 2014	Dec. 31, 2013 CSI Solar Project 3 Inc.	Dec. 31, 2013 CSI Solar Project 3 Inc. Deutsche Bank AG Loan agreement for construction of solar power projects Credit facility	Oct. 16, 2013 CSI Solar Project 3 Inc. Deutsche Bank AG Loan agreement for construction of solar power projects Credit facility	Dec. 31, 2013 CSI Solar Project 3 Inc. Deutsche Bank AG Loan agreement for construction of solar power projects Credit facility Repayment due in 2015	Dec. 31, 2013 Canadian Solar International Ltd. Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility	Nov. 25, 2013 Canadian Solar International Ltd. Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility	Nov. 25, 2013 Canadian Solar International Ltd. Chinese Commercial Banks Loan agreement for working capital entered on November 25, 2013 Credit facility Repayment due in 2015	Dec. 31, 2013 Canadian Solar International Project 1 Limited
Dec. 31, 2013
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility

Dec. 04, 2013
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility

Dec. 31, 2013
Canadian Solar International Project 1 Limited
Harvest North Star Capital
Loan agreement for financing the development of several ground-mounted solar power projects in Japan
Credit facility
Repayment due in 2015

Long-term
Percentage of ownership interest													100.00%																																													100.00%				100.00%							100.00%
Maximum borrowing capacity				$ 1,036,308,271				$ 44,284,800							$ 14,761,607					$ 145,630,940			$ 71,478,730		$ 74,152,210	$ 134,494,298						$ 27,882,964		$ 106,611,334	$ 1,148,124		$ 1,580,284				$ 1,234,852					$ 949,886		$ 284,966						$ 87,472,117						$ 130,733,831				$ 97,866,969			$ 30,000,000				$ 40,000,000
Repayment of credit facility									3,198,347	3,198,347	3,116,338	34,771,768				4,920,523	4,920,523	3,280,383	1,640,178			72,340,041						11,566,534	11,566,534	25,321,065	24,976,627					1,148,124			638,324	303,964			443,307	443,307	52,434		28,497		8,454						12,246,050	12,246,050	4,147,856				34,376,760				3,109,058			19,400,000				7,590,000
Outstanding balance of credit facility					537,824,419		44,284,800							1,640,178							72,340,041			72,340,041			73,430,760						73,430,760					942,288				939,248											28,639,956						34,376,760				3,109,058			19,400,000				7,590,000
Floating rate of borrowing (as a percent)							6.55%
Number of tranches																				2						2															2
Repayment period of credit facility																							1 year									1 year														3 years		3 years
Maximum liabilities to assets ratio						88.00%	75.00%
Maturity term of credit facility							5 years																														36 months															60 months
Fixed rate (as a percent)																																					0.90%									1.45%		2.30%																						12.50%
Basis of interest rate																																																					LIBOR													LIBOR
Reference rate to compute the variable rate (as a percent)																																																					4.90%													1.80%
Percentage by which aggregate amount of loans shall not exceed project costs																																																											75.00%
Interest expense
Interest capitalized - project assets	17,292,847	4,631,569
Interest capitalized - property, plant, and equipment	347,791	670,374	4,099,815
Interest expense	46,244,456	53,304,640	43,843,586																																															255,502	267,979
Total interest incurred	$ 63,885,094	$ 58,606,583	$ 47,943,401